United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 3/31/16

Date of Reporting Period: Quarter ended 12/31/15

Item 1. Schedule of Investments

Federated Real Return Bond Fund
Portfolio of Investments
December 31, 2015 (unaudited)
Principal Amount or Shares		Value
	U.S. TREASURIES—89.3%
	U.S. Treasury Bonds—25.8%
$2,068,980	U.S. Treasury Inflation-Protected Bond, 0.625%, 2/15/2043	$1,750,416
736,806	U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2042	647,228
2,551,300	U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	2,595,516
1,702,950	U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	1,860,251
830,843	U.S. Treasury Inflation-Protected Bond, 2.500%, 1/15/2029	984,484
	TOTAL	7,837,895
	U.S. Treasury Notes—63.5%
2,060,820	U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2023	1,976,106
1,047,160	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2017	1,044,474
1,028,900	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2018	1,027,038
3,045,090	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2019	3,027,248
2,539,075	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	2,508,163
602,502	U.S. Treasury Inflation-Protected Note, 0.250%, 1/15/2025	575,060
1,533,030	U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2023	1,497,938
3,057,990	U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2024	3,024,065
4,411,840	U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	4,567,690
	TOTAL	19,247,782
	TOTAL U.S. TREASURIES (IDENTIFIED COST $27,710,335)	27,085,677
	INVESTMENT COMPANIES—10.1%[1]
1,000,223	Federated Prime Value Obligations Fund, Institutional Shares, 0.27%[2]	1,000,223
358,711	High Yield Bond Portfolio	2,087,695
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,284,144)	3,087,918
	TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $30,994,479)[3]	30,173,595
	OTHER ASSETS AND LIABILITIES - NET—0.6%[4]	171,335
	TOTAL NET ASSETS—100%	$30,344,930
At December 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[5]United States Ultra Bond Short Futures	42	$6,664,875	March 2016	$(85,079)
The average notional value of short futures contracts held by the Fund throughout the period was $8,101,897. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.
1

At December 31, 2015, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Citigroup, Inc.
Reference Entity	Series 20 Investment Grade CDX Index
Buy/Sell	Sell
Pay/Receive Fixed Rate	1.00%
Expiration Date	6/20/2018
Implied Credit Spread at 12/31/2015[6]	0.99%
Notional Amount	$10,000,000
Market Value	$116,005
Upfront Premiums Paid	$113,488
Unrealized Appreciation	$2,517
The average notional amount of credit default swap contracts held by the Fund throughout the period was $11,400,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation and Depreciation on Future and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holdings.
2	7-day net yield.
3	At December 31, 2015, the cost of investments for federal tax purposes was $30,994,479. The net unrealized depreciation of investments for federal tax purposes futures contracts and swap contracts was $820,884. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $820,884.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
6	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
2

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determing fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuation made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
3

The following is a summary of the inputs used, as of December 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$27,085,677	$—	$27,085,677
Investment Companies[1]	1,000,223	2,087,695[1]	—	3,087,918
TOTAL SECURITIES	$1,000,223	$29,173,372	$—	$30,173,595
Other Financial Instruments[2]
Assets	$—	$116,005	$—	$116,005
Liabilities	(85,079)	—	—	(85,079)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(85,079)	$116,005	$—	$30,926
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors. Investment in this fund is deemed Level 2 due to the fact that the net asset value (NAV) is not publicly available.
2	Other financial instruments include futures contracts and swap contracts.
4
Federated Floating Rate Strategic Income Fund
Portfolio of Investments
December 31, 2015 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.3%
		Federal Home Loan Mortgage Corporation ARM—0.2%
$228,696		FHLMC ARM 781523, 2.479%, 5/01/2034	$242,367
296,598		FHLMC ARM 1H2662, 2.626%, 5/01/2036	314,767
342,704		FHLMC ARM 848194, 2.589%, 8/01/2035	362,503
230,235		FHLMC ARM 848746, 2.566%, 7/01/2034	243,792
		TOTAL	1,163,429
		Federal National Mortgage Association ARM—0.1%
113,870		FNMA ARM 745059, 2.184%, 9/01/2035	119,044
88,782		FNMA ARM 810320, 2.612%, 4/01/2034	94,221
228,578		FNMA ARM 881959, 2.210%, 2/01/2036	240,445
		TOTAL	453,710
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,611,307)	1,617,139
		CORPORATE BONDS—9.9%
		Aerospace/Defense—0.4%
2,000,000		TransDigm, Inc., 7.50%, 7/15/2021	2,080,000
		Automotive—0.6%
2,000,000		Ford Motor Credit Co., Floating Rate Note—Sr. Note, 1.022%, 12/6/2017	1,975,238
1,000,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 1.681%, 4/10/2018	993,039
750,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.303%, 9/26/2016	749,985
		TOTAL	3,718,262
		Cable Satellite—0.2%
1,000,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.875%, 10/1/2020	1,050,000
		Consumer Cyclical Services—0.4%
1,000,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	865,000
2,000,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,730,000
		TOTAL	2,595,000
		Financial Institutions—1.9%
600,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, 4.625%, 10/30/2020	615,750
1,000,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.25%, 7/1/2020	1,010,000
1,000,000		Bank of America Corp., Floating Rate Note—Sr. Note, 1.361%, 1/15/2019	1,004,410
950,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.482%, 4/1/2019	946,561
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, Series _, 1.013%, 4/27/2018	1,993,040
1,000,000	[1,2]	Hockey Merger Sub 2, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	902,500
2,550,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	2,397,000
300,000		MUFG Union Bank, N.A., Floating Rate Note—Sr. Note, 1.353%, 9/26/2016	300,050
2,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 1.200%, 7/22/2020	1,994,886
		TOTAL	11,164,197
		Food & Beverage—0.5%
1,000,000		Mondelez International, Inc., Floating Rate Note—Sr. Note, 0.849%, 2/1/2019	983,174
2,000,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	2,065,000
		TOTAL	3,048,174
		Health Care—1.6%
1,000,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 11/30/2020	1,020,000
1,000,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	1,000,000
1,000,000		Emdeon, Inc., 11.00%, 12/31/2019	1,046,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$2,975,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	$2,751,875
1,800,000	[1,2]	Tenet Healthcare Corp., Series 144A, 4.012%, 6/15/2020	1,764,000
1,000,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 5.50%, 3/1/2019	947,500
1,000,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	1,010,000
		TOTAL	9,539,625
		Independent Energy—0.1%
720,000	[1,2]	Chesapeake Energy Corp., Series WI, 8.00%, 12/15/2022	356,400
		Metals & Mining—0.3%
2,000,000		ArcelorMittal SA, 5.125%, 6/1/2020	1,670,000
		Midstream—0.1%
450,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	438,750
		Packaging—0.8%
2,000,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 3.512%, 12/15/2019	1,960,000
2,000,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	1,930,000
1,000,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	1,019,690
		TOTAL	4,909,690
		Pharmaceuticals—0.6%
1,000,000		Actavis Funding SCS, Sr. Unsecd. Note, 1.582%, 3/12/2018	1,003,751
2,725,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	2,636,437
		TOTAL	3,640,188
		Retailers—0.5%
2,500,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	2,546,875
335,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	350,075
		TOTAL	2,896,950
		Technology—1.1%
1,300,000	[1,2]	CommScope, Inc., Series 144A, 4.375%, 6/15/2020	1,313,000
3,400,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	3,404,250
1,775,000	[1,2]	Infor US, Inc., Series 144A, 5.75%, 8/15/2020	1,792,750
		TOTAL	6,510,000
		Wireless Communications—0.8%
2,000,000		AT&T, Inc., Sr. Unsecd. Note, 1.533%, 6/30/2020	1,987,848
2,000,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.296%, 6/17/2019	1,988,108
410,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.252%, 9/14/2018	420,087
		TOTAL	4,396,043
		TOTAL CORPORATE BONDS (IDENTIFIED COST $60,798,165)	58,013,279
		ASSET-BACKED SECURITIES—0.7%
		Auto Receivables—0.1%
300,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class D, 2.069%, 1/7/2025	300,487
125,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.981%, 5/15/2018	124,966
300,000		Smart Trust 2013-2US, Class A4B, 0.867%, 2/14/2019	298,928
		TOTAL	724,381
		Credit Card—0.3%
1,500,000		American Express Credit Account Master 2013-1, Class B, 1.031%, 2/16/2021	1,506,260
		Student Loans—0.3%
1,900,000	[1,2]	SLM Student Loan Trust 2013-C, Class A2B, 1.731%, 10/15/2031	1,898,677
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,125,000)	4,129,318

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—7.6%
		Commercial Mortgage—0.1%
$600,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.401%, 7/15/2046	$602,074
		Federal Home Loan Mortgage Corporation—2.4%
2,419,540		REMIC 2976 KJ, 0.681%, 5/15/2035	2,429,264
546,535		REMIC 3122 FE, 0.631%, 3/15/2036	548,783
1,430,444		REMIC 3241 FM, 0.711%, 11/15/2036	1,435,314
2,578,507		REMIC 3922 CF, 0.731%, 4/15/2041	2,583,568
6,885,472		REMIC 4097 KF, 0.631%, 9/15/2031	6,882,323
		TOTAL	13,879,252
		Federal National Mortgage Association—5.1%
907,533		REMIC 2006-111 FA, 0.802%, 11/25/2036	911,241
4,301,741		REMIC 2006-85 PF, 0.802%, 9/25/2036	4,333,437
1,484,959		REMIC 2006-99 AF, 0.842%, 10/25/2036	1,493,590
6,422,937		REMIC 2007-57 FA, 0.652%, 6/25/2037	6,415,416
4,789,712		REMIC 2007-85 FL, 0.962%, 9/25/2037	4,828,117
331,767		REMIC 2010-134 BF, 0.852%, 10/25/2040	333,241
599,733		REMIC 2010-135 FP, 0.822%, 12/25/2040	600,915
5,778,723		REMIC 2011-86 KF, 0.972%, 9/25/2041	5,825,387
1,495,786		REMIC 2012-135 FA, 0.722%, 11/25/2039	1,494,737
3,866,080		REMIC 2012-79 F, 0.872%, 7/25/2042	3,875,444
		TOTAL	30,111,525
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $44,627,408)	44,592,851
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.8%
		Agency Commercial Mortgage-Backed Securities—0.8%
4,934,707		Federal National Mortgage Association, Series 2015-M12, Class FA, 0.534%, 4/25/2020 (IDENTIFIED COST $4,932,930)	4,928,961
		FLOATING RATE LOANS—8.5%
		Consumer Cyclical - Retailers—8.5%
858,689		PVH Corp., Term Loan—1st Lien, 3.25%, 2/13/2020	864,825
5,357,111		Charter Communications Operating LLC, Term Loan—1st Lien, 3.00%, 1/3/2021	5,262,022
397,553		Water PIK, Inc., Term Loan—2nd Lien, 9.75%, 1/9/2021	385,627
245,000		Oxea SARL, Term Loan—1st Lien, 4.25%, 1/15/2020	236,017
3,373,090		Hilton Worldwide Finance LLC, Term Loan—1st Lien, 3.50%, 10/25/2020	3,371,167
930,505		Las Vegas Sands Corp., Term Loan—1st Lien, 3.25%, 12/19/2020	922,712
487,500		Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—1st Lien, 3.50%, 5/14/2020	478,969
1,459,158		Seminole Tribe of Florida, Term Loan—1st Lien, 2.33%, 10/11/2017	1,455,283
2,990,000		Activision Blizzard, Inc., Term Loan—1st Lien, 3.25%, 10/11/2020	2,989,731
1,715,714		Aramark Corp., Term Loan—1st Lien, 3.25%, 9/7/2019	1,714,642
6,133,276		Aramark Corp., Term Loan—1st Lien, 3.25%, 2/24/2021	6,084,731
1,812,222		Berry Plastics Group, Inc., Term Loan—1st Lien, 3.75%, 1/6/2021	1,789,687
1,326,630		Garda World Security Corp., Term Loan—1st Lien, 4.00%, 11/8/2020	1,268,590
339,370		Garda World Security Corp., Term Loan—1st Lien, 4.00%, 11/8/2020	324,523
708,174		Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 3.29%, 4/15/2021	710,532
2,004,744		Avago Technologies Ltd., Term Loan—1st Lien, 3.75%, 5/6/2021	2,001,827
2,000,000		Delos Finance Sarl, Term Loan—1st Lien, 1.00%, 3/6/2021	1,996,250
281,428		Hillman Group, Inc., Term Loan—1st Lien, 4.50%, 6/30/2021	272,811
676,923		INA Beteiligungsgesellschaft mbH, Term Loan—1st Lien, 4.25%, 5/15/2020	679,123
1,977,500		Onex Corp., Term Loan—1st Lien, 1.00%, 3/13/2022	1,950,774
1,703,267		Virgin Media Investment Holdings, Term Loan—1st Lien, 3.50%, 6/30/2023	1,670,402
2,487,500		Altice Financing SA, Term Loan—1st Lien, 5.25%, 2/4/2022	2,482,065

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Consumer Cyclical - Retailers—continued
$1,000,000	CCO Safari III LLC, Term Loan—1st Lien, 3.50%, 1/21/2023	$1,000,420
1,246,875	Jarden Corp., Term Loan—1st Lien, 2.94%, 7/30/2022	1,247,137
2,962,613	Sensata Technologies B.V., Term Loan—1st Lien, 1.00%, 10/14/2021	2,918,795
1,246,875	Owens-Brockway Glass Container, Inc., Term Loan—1st Lien, 3.50%, 9/1/2022	1,245,061
1,500,000	T-Mobile USA, Inc., Term Loan—1st Lien, 3.50%, 11/9/2022	1,501,875
900,000	NXP BV/NXP Funding LLC, Term Loan—1st Lien, 3.75%, 12/7/2020	897,975
2,000,000	Avago Technologies Cayman Finance Ltd., Term Loan—1st Lien, 0.75%, 11/13/2022	1,982,660
	TOTAL FLOATING RATE LOANS (IDENTIFIED COST $49,913,658)	49,706,233
	INVESTMENT COMPANIES—72.0%[3]
37,751,686	Federated Bank Loan Core Fund	366,191,356
13,535,461	Federated Prime Value Obligations Fund, Institutional Shares, 0.27%[4]	13,535,461
4,500,552	Federated Project and Trade Finance Core Fund	42,080,158
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $442,159,720)	421,806,975
	TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $608,168,188)[5]	584,794,756
	OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	1,293,337
	TOTAL NET ASSETS—100%	$586,088,093
At December 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[7]United States Treasury Notes 5-Year Short Futures	160	$18,931,250	March 2016	$50,875
[7]United States Treasury Notes 10-Year Short Futures	100	$12,590,625	March 2016	$14,610
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$65,485
The average notional value of short futures contracts held by the Fund throughout the period was $31,878,438. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2015, these restricted securities amounted to $28,763,151, which represented 4.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2015, these liquid restricted securities amounted to $28,763,151, which represented 4.9% of total net assets.
3	Affiliated holdings.
4	7-day net yield.
5	At December 31, 2015, the cost of investments for federal tax purposes was $608,359,214. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $23,564,458. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $251,901 and net unrealized depreciation from investments for those securities having an excess of cost over value of $23,816,359.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$1,617,139	$—	$1,617,139
Corporate Bonds	—	58,013,279	—	58,013,279
Asset-Backed Securities	—	4,129,318	—	4,129,318
Collateralized Mortgage Obligations	—	44,592,851	—	44,592,851
Commercial Mortgage-Backed Security		4,928,961		4,928,961
Floating Rate Loans	—	49,706,233	—	49,706,233
Investment Companies[1]	13,535,461	408,271,514	—	421,806,975
TOTAL SECURITIES	$13,535,461	$571,259,295	$—	$584,794,756
Other Financial Instruments[2]
Assets	$65,485	—	—	$65,485
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$65,485	$—	$—	$65,485
1	Federated Bank Loan Core Fund and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
6
Federated Fund for U.S. Government Securities
Portfolio of Investments
December 31, 2015 (unaudited)
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—79.1%
		Federal Home Loan Mortgage Corporation—28.3%
$19,747,143		3.000%, 8/1/2043 - 5/1/2045	$19,753,661
29,251,844		3.500%, 4/1/2042 - 11/1/2045	30,180,119
16,266,267		4.000%, 8/1/2025 - 1/1/2042	17,239,079
17,056,522		4.500%, 2/1/2024 - 9/1/2041	18,461,305
9,198,897		5.000%, 7/1/2020 - 10/1/2039	10,082,509
10,457,684		5.500%, 3/1/2021 - 9/1/2037	11,712,070
62,924		6.000%, 2/1/2032	71,427
670,126		6.500%, 10/1/2037 - 10/1/2038	766,405
325,302		7.000%, 12/1/2031	380,029
464,003		7.500%, 1/1/2021 - 8/1/2031	544,670
		TOTAL	109,191,274
		Federal National Mortgage Association—42.4%
16,161,071	[1]	2.500%, 5/1/2028 - 1/1/2031	16,355,018
39,065,844		3.500%, 12/1/2040 - 11/1/2045	40,448,921
46,290,507		4.000%, 12/1/2031 - 6/1/2044	49,185,014
18,510,590		4.500%, 12/1/2019 - 6/1/2044	20,048,504
10,794,579		5.000%, 1/1/2024 - 1/1/2040	11,887,470
2,612,017		5.500%, 9/1/2034 - 9/1/2037	2,923,389
16,983,581		6.000%, 10/1/2028 - 4/1/2038	19,462,922
2,177,306		6.500%, 6/1/2029 - 8/1/2037	2,497,901
474,006		7.000%, 8/1/2028 - 1/1/2032	548,419
1,245		7.500%, 1/1/2030	1,473
		TOTAL	163,359,031
		Government National Mortgage Association—8.4%
5,893,325		3.000%, 7/20/2045	5,980,879
19,439,558	[1]	3.500%, 12/15/2040 - 1/20/2046	20,265,292
3,374,408		5.000%, 11/20/2038 - 9/20/2039	3,731,978
624,439		5.500%, 12/20/2038	697,922
501,774		6.000%, 9/20/2038	565,182
665,768		7.500%, 12/15/2023 - 7/15/2030	785,615
87,555		8.250%, 10/15/2030	106,612
42,250		8.375%, 8/15/2030	47,209
		TOTAL	32,180,689
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $291,870,903)	304,730,994
		ADJUSTABLE RATE MORTGAGE—1.0%
		Federal National Mortgage Association ARM—1.0%
3,941,744		3.038%, 1/1/2044 (IDENTIFIED COST $4,054,454)	4,058,891
		ASSET-BACKED SECURITIES—3.6%
		Auto Receivables—3.6%
2,677,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	2,673,649
3,795,000		Santander Drive Auto Receivables Trust 2014-3, Class D, 2.650%, 8/17/2020	3,787,081
4,570,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	4,531,153
2,900,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	2,911,439
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $13,921,271)	13,903,322
1

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—6.9%
		Non-Agency Mortgage-Backed Securities—6.9%
$1,547,547		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	$1,427,662
394,446		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	316,856
1,392,419	[2,3]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	1,387,249
4,637,349	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	4,551,332
1,423,712	[2,3]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	1,445,926
3,250,165	[2,3]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	3,291,819
659,704		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	645,313
1,177,897		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	1,086,381
164,247	[2,4]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	136,637
1,094,853		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,097,852
3,107,319		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	2,900,840
2,109,483	[2,3]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	2,133,285
4,334,108	[2,3]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	4,390,430
2,028,686		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,688,839
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $27,380,795)	26,500,421
		COMMERCIAL MORTGAGE-BACKED SECURITIES—5.9%
		Agency Commercial Mortgage-Backed Securities—4.2%
3,255,000		FHLMC REMIC K050 A2, 3.334%, 8/25/2025	3,347,381
3,000,000	[2,3]	FREMF Mortgage Trust 2013-K24, 3.502%, 11/25/2045	2,924,580
4,615,000	[2,3]	FREMF Mortgage Trust 2014-K715, 3.977%, 2/25/2046	4,508,332
3,140,000	[2,3]	FREMF Mortgage Trust 2014-K717, 3.630%, 11/25/2047	2,992,279
2,500,000	[2,3]	FREMF Mortgage Trust 2015-K49, 3.848%, 10/25/2048	2,208,724
		TOTAL	15,981,296
		Non-Agency Commercial Mortgage-Backed Securities—1.7%
841,392	[2,3]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	864,728
263,303	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	265,074
2,000,000		Morgan Stanley Capital I 2012-C4, Class A2, 2.111%, 3/15/2045	2,005,943
3,513,466	[2,3]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	3,523,059
		TOTAL	6,658,804
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $23,225,550)	22,640,100
		U.S. TREASURY—1.0%
		U.S. Treasury Notes—1.0%
4,000,000		2.000%, 8/15/2025 (IDENTIFIED COST $3,937,501)	3,899,738
		REPURCHASE AGREEMENTS—5.1%
8,720,000	[5]	Interest in $600,000,000 joint repurchase agreement 0.32%, dated 12/31/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $600,021,333 on 1/4/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of these underlying securities were $618,021,974.	8,720,000
8,363,000	[5,6]	Interest in $28,363,000 joint repurchase agreement 0.26%, dated 12/17/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $28,370,170 on 1/21/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 3/1/2044 and the market value of these underlying securities was $28,934,021.	8,363,000
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$2,523,000	[6]	Interest in $78,320,000 joint repurchase agreement 0.30%, dated 12/16/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $78,342,191 on 1/19/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/25/2045 and the market value of those underlying securities was $80,539,695.	$2,523,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	19,606,000
		TOTAL INVESTMENTS—102.6% (IDENTIFIED COST $383,996,474)[7]	395,339,466
		OTHER ASSETS AND LIABILITIES - NET—(2.6)%[8]	(10,073,255)
		TOTAL NET ASSETS—100%	$385,266,211
The average notional value of long and short futures contracts held by the Fund throughout the period was $693,609 and $2,613,914, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2015, these restricted securities amounted to $34,623,454, which represented 9.0% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2015, these liquid restricted securities amounted to $34,486,817, which represented 9.0% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at December 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$138,049	$136,637
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	At December 31, 2015, the cost of investments for federal tax purposes was $383,996,474. The net unrealized appreciation of investments for federal tax purposes was $11,342,992. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,227,692 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,884,700.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or deriviative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
3

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximtaely the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have utimate responsiblty for determining the fair value of investments for which market quotations are not readily availavble. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determing fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$304,730,994	$—	$304,730,994
Adjustable Rate Mortgage	—	4,058,891	—	4,058,891
Asset-Backed Securities	—	13,903,322	—	13,903,322
Collateralized Mortgage Obligations	—	26,363,784	136,637	26,500,421
Commercial Mortgage-Backed Securities	—	22,640,100	—	22,640,100
U.S. Treasury	—	3,899,738	—	3,899,738
Repurchase Agreements	—	19,606,000	—	19,606,000
TOTAL SECURITIES	$—	$398,202,829	$136,637	$395,339,466
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2016